Derivative instruments (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative financial assets	[1],[2],[3]	$ 152,008	$ 212,982	$ 121,841
Notional values related to derivative financial assets	[1],[2],[3],[4]	4,451,000	5,037,000	4,759,000
Derivative financial liabilities	[1],[2],[3]	152,280	206,649	120,880
Notional values related to derivative financial liabilities	[1],[2],[3],[4]	4,334,000	4,807,000	4,635,000
Other notional values	[1],[2],[3],[5]	11,914,000	12,219,000	12,135,000
Derivative loan commitments		35	43	17
Interest rate contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	55,500	55,800	42,600
Notional values related to derivative financial assets	[1],[3],[4]	910,000	971,000	1,007,000
Derivative financial liabilities	[1],[3]	49,900	50,700	36,600
Notional values related to derivative financial liabilities	[1],[3],[4]	887,000	924,000	961,000
Other notional values	[1],[3],[5]	11,797,000	12,095,000	11,999,000
Credit derivative contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	1,900	2,200	2,000
Notional values related to derivative financial assets	[1],[3],[4]	66,000	81,000	70,000
Derivative financial liabilities	[1],[3]	2,700	2,900	3,000
Notional values related to derivative financial liabilities	[1],[3],[4]	68,000	68,000	70,000
Other notional values	[1],[3],[5]	0	0	0
Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	53,800	94,700	52,500
Notional values related to derivative financial assets	[1],[3],[4]	2,971,000	3,413,000	3,173,000
Derivative financial liabilities	[1],[3]	54,900	93,200	54,000
Notional values related to derivative financial liabilities	[1],[3],[4]	2,818,000	3,221,000	2,994,000
Other notional values	[1],[3],[5]	2,000	2,000	1,000
Equity / index contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	37,000	55,300	22,800
Notional values related to derivative financial assets	[1],[3],[4]	376,000	422,000	420,000
Derivative financial liabilities	[1],[3]	41,100	55,500	25,500
Notional values related to derivative financial liabilities	[1],[3],[4]	474,000	487,000	534,000
Other notional values	[1],[3],[5]	105,000	111,000	122,000
Commodity contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	3,300	3,900	1,800
Notional values related to derivative financial assets	[1],[3],[4]	66,000	73,000	56,000
Derivative financial liabilities	[1],[3]	3,100	3,400	1,700
Notional values related to derivative financial liabilities	[1],[3],[4]	58,000	70,000	60,000
Other notional values	[1],[3],[5]	11,000	11,000	13,000
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[3],[6]	300	400	100
Notional values related to derivative financial assets	[1],[3],[4],[6]	32,000	38,000	17,000
Derivative financial liabilities	[1],[3],[6]	200	400	100
Notional values related to derivative financial liabilities	[1],[3],[4],[6]	12,000	16,000	7,000
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[3],[6]	200	500	100
Notional values related to derivative financial assets	[1],[3],[4],[6]	31,000	39,000	15,000
Derivative financial liabilities	[1],[3],[6]	400	500	100
Notional values related to derivative financial liabilities	[1],[3],[4],[6]	$ 18,000	$ 22,000	$ 10,000

[1]
Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17, under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 17, under Forward starting transactions.

[4]
In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis.

[5]
Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any periods presented.

[6]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.